Profit (Loss) for the Year	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Profit (Loss) for the Year
9.	PROFIT (LOSS) FOR THE YEAR

	2016	2017	2018	2018
	RMB’000	RMB’000	RMB’000	US$’000
Profit (loss) for the year has been arrived at after charging:

Directors and key management’s remuneration:
- Salary	3,996	4,863	4,654	677
- Retirement benefit scheme contributions	50	50	50	7
- Share-based payments	—	—	—	—

Total directors and key management’s remuneration	4,046	4,913	4,704	684
Other staff costs	244,203	239,372	239,726	34,867
Retirement benefit scheme contributions, excluding those of directors and key management	30,424	30,248	29,973	4,359

Total staff costs	278,673	274,533	274,403	39,910

Cost of inventories recognized as an expense included in:
- Cost of sales	1,862,017	2,449,399	2,779,768	404,300
- Sales of scrap materials	343,738	402,237	448,773	65,271
- Research and development expense	56,839	38,616	33,601	4,887

Total cost of inventories recognized as an expense	2,262,594	2,890,252	3,262,142	474,458

Amortization of prepaid lease payments	9,425	9,425	9,425	1,371
Depreciation of property, plant and equipment	154,783	147,959	146,075	21,246
Loss on disposal of property, plant and equipment	105	31	18,512	2,692